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                As Filed with the Securities and
            Exchange Commission on December 30, 1996

                        File No. 33-27131

               Securities and Exchange Commission
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.

                 Post-Effective Amendment No. 20
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Amendment No.
        ________________________________________________
          ALLIANCE SHORT-TERM MULTI-MARKET TRUST, INC.
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
      (Address of Principal Executive Offices)  (Zip Code)
        _________________________________________________
       Registrant's Telephone Number, including Area Code:
                          (800) 221-5672
        _________________________________________________
                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)
        _________________________________________________
                Calculation of Registration Fee:

                                      Proposed
                                      Maximum      Proposed
                         Amount       Offering     Maximum    Amount of
Title of Securities      Being        Price        Offering   Registration
Being Registered         Registered   Per Unit*    Price**        Fee
___________________      __________   __________   ________   ____________
Common Stock $.01
par value                31,343,076   $7.78        $330,000      $100

* Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Class A Common Stock of $7.78 on December 24,
1996.




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** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended October 31, 1996 was 35,040,607 of which 3,739,950 were previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and 31,300,657 of which are being so used for such reduction in this Amendment.













































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It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b)
__on (date) pursuant to paragraph (b)
__60 days after filing pursuant to paragraph (a)(1)
__on (date) pursuant to paragraph (a)(1)
__75 days after filing pursuant to paragraph (a)(2)
__on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXHIBIT: Opinion of Messrs. Seward & Kissel






































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                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of December, 1996.

                             ALLIANCE SHORT-TERM MULTI-MARKET
                             TRUST, INC.

                             By /s/ John D. Carifa
                             ______________________________
                                    John D. Carifa, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                   Title         Date

(1) Principal Executive
      Officer

By /s/ John D. Carifa       Chairman      December 30, 1996
   __________________
       John D. Carifa

(2) Principal Financial
    and Accounting Officer

By /s/ Mark D. Gersten      Treasurer     December 30, 1996
   ___________________      and Chief
       Mark D. Gersten      Financial
                            Officer

(3) All of the Directors
    ____________________
    Ruth Block
    John D. Carifa
    David H. Dievler
    James R. Greene
    James M. Hester
    Donald J. Robinson
    Clifford L. Michel
    Robert C. White



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By /s/ Edmund P. Bergan, Jr.              December 30, 1996
   _________________________
     (Attorney-in-fact)
    Edmund P. Bergan, Jr.

















































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